LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN INSTITUTIONAL FEDERAL MONEY MARKET FUND

June 1, 1998

Dear Shareholder:

We are pleased to report that the J.P. Morgan Institutional Federal Money Market fund outperformed its benchmark, the IBC U.S. Government & Agency Money Market Fund Average,* for the six months ended April 30, 1998. The fund returned 2.70% for the period versus a benchmark return of 2.43%. Security selection and active maturity management contributed to the fund's return for the period. These investment decisions have helped the fund to consistently outperform its benchmark (see table on page two).

The fund's net asset value remained $1.00 per share. The fund's total net assets were approximately $643.7 million while the net assets of the Federal Money Market Portfolio, in which the fund invests, totaled approximately $995.0 million on April 30, 1998, the end of the reporting period.

We call your attention to the portfolio manager Q&A on page three, in which Robert Johnson, the lead portfolio manager, discusses some of the events affecting the market and how the portfolio was positioned to respond to them.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,

/s/ Ramon de Oliveira                   /s/ Keith M. Schappert

Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated



*REPRESENTS THE IBC U.S. TREASURY & REPO MONEY MARKET FUND AVERAGE THROUGH 12/31/95 AND THE IBC U.S. GOVERNMENT & AGENCY MONEY MARKET FUND AVERAGE THEREAFTER.

--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS. . . . . 1        GLOSSARY OF TERMS . . . . . . . .5
FUND PERFORMANCE. . . . . . . . . . 2        FUND FACTS AND HIGHLIGHTS . . . .6
PORTFOLIO MANAGER Q&A . . . . . . . 3        FINANCIAL STATEMENTS. . . . . . .8
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes a fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over a specified time period, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.



PERFORMANCE                                  TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
                                             ---------------------         ----------------------------------------
                                             THREE          SIX            ONE            THREE          SINCE
AS OF APRIL 30, 1998                         MONTHS         MONTHS         YEAR           YEARS          INCEPTION*
------------------------------------------------------------------         ----------------------------------------
J.P. Morgan Institutional Federal           1.31%           2.70%          5.50%          5.43%          4.70%
IBC U.S. Government & Agency
  Money Market Fund Average (Pure)**        1.20%           2.43%          4.89%          4.86%          4.23%
IBC U.S. Government & Agency
  Money Market Fund Average (Hybrid)**      1.20%           2.43%          4.89%          4.86%          4.22%
Lipper Institutional U.S. Treasury
  Money Market Fund Average                 1.24%           2.55%          5.18%          5.19%          4.53%


AS OF MARCH 31, 1998
------------------------------------------------------------------         ----------------------------------------
J.P. Morgan Institutional Federal
  Money Market Fund                         1.33%           2.72%          5.49%          5.44%          4.69%
IBC U.S. Government & Agency
  Money Market Fund Average (Pure)**        1.21%           2.43%          4.88%          4.87%          4.22%
IBC U.S. Government & Agency
  Money Market Fund Average (Hybrid)**      1.21%           2.43%          4.88%          4.87%          4.20%
Lipper Institutional U.S. Treasury
  Money Market Fund Average                 1.26%           2.56%          5.17%          5.20%          4.52%


*1/4/93 -- COMMENCEMENT OF OPERATIONS (AVERAGE ANNUAL TOTAL RETURNS BASED ON MONTH END FOLLOWING INCEPTION). THE FUND'S AVERAGE ANNUAL TOTAL RETURN SINCE ITS COMMENCEMENT OF OPERATIONS OF 1/4/93 THRU 4/30/98 IS 4.68%.

**REPRESENTS THE IBC U.S. TREASURY & REPO MONEY MARKET FUND AVERAGE THROUGH 12/31/95 AND THE IBC U.S. GOVERNMENT & AGENCY MONEY MARKET FUND AVERAGE THEREAFTER. PERFORMANCE OF THE IBC U.S. GOVERNMENT & AGENCY MONEY MARKET FUND AVERAGE IS THAT OF AN AVERAGE OF FUNDS MANAGED SIMILARLY TO THE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS, AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. IBC IS A NATIONALLY-RECOGNIZED SOURCE OF MONEY MARKET FUND DATA. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with ROBERT R. ("SKIP") JOHNSON, a member of the portfolio management team for The Federal Money Market Portfolio, in which the fund invests. Prior to joining Morgan in 1988, he held senior positions with the Bank of Montreal and U.S. Steel. This interview was conducted on May 20, 1998 and reflects Skip's views on that date.

COULD YOU DESCRIBE THE ENVIRONMENT FOR SHORT-TERM FIXED-INCOME MARKETS DURING THE SIX-MONTH REPORTING PERIOD?

RRJ: Interest rates rose late in 1997 and have declined so far in 1998. Most of that decline was in January, as prices for short-term securities rallied strongly. Overall, rates have declined over 20 basis points on the very front end of the yield curve. More recently, rates have been stable, and investors have refocused on the intentions of the Federal Reserve.

WE'VE HEARD A LOT ABOUT ASIA IN THE FINANCIAL PRESS. HOW HAVE EVENTS IN ASIA AFFECTED YOUR MARKET?

RRJ: The consensus was that weaker economies and currencies in Asia would result in a drop off in demand for U.S. products, which would in turn slow down U.S. growth. If the Asian crisis had not occurred, many believe the Fed would have raised interest rates to accomplish the same thing. Even though inflation has been very well behaved, the Fed tries to anticipate inflation before it appears. And the Fed seems concerned over labor pressures and employment costs.

The other consequence the Asian turmoil had on the markets was the so called flight to quality. This triggered the rally we saw in January. Demand was strong for short-term Treasury securities during this period, and other short-term securities followed.

YOU SAID RATES ARE CURRENTLY STABLE. HOW DOES THIS AFFECT THE WAY YOU MANAGE MONEY?

RRJ: When there's no immediate threat of Fed tightening, it usually allows us to extend the average maturity of the fund further out on the yield curve. Right now, however, the yield curve is very flat, and there's little or no reward for extending the portfolio's maturity.

HOW HAVE YOU BEEN MANAGING THE FUND'S PORTFOLIO IN THIS ENVIRONMENT?

RRJ: We have kept the portfolio's maturity in the 40-50 day range in anticipation of a stable Fed. While the next move in interest rates is likely to be upward, we currently don't think the Fed will make a move until August.

FOR THE REPORTING PERIOD, THE FUND HAS OUTPERFORMED ITS PEERS, AS MEASURED BY THE IBC U.S. GOVERNMENT & AGENCY MONEY FUND AVERAGE. WHAT FACTORS CONTRIBUTED TO THE STRONG PERFORMANCE?

RRJ: Our duration management has been effective during the period. Our timing has been good in buying longer agencies with slightly higher yields. We've also kept the mix of agencies the same. Another contributor to performance was the effective management of the portfolio's liquidity. We've been able to space out our maturity dates so that we don't have excess cash on hand at times when rates were not attractive. Conversely, we've been able to have cash ready when reinvestment rates were favorable.

WHAT IS YOUR OUTLOOK FOR THE UPCOMING MONTHS?

RRJ: The threat of Fed tightening at some point should eventually lead to rates moving up a bit, which will prevent us from extending the portfolio's average maturity too far. Currently, the portfolio's maturity is what we would consider neutral. If we see continued strength in economy, concerns over Fed tightening will grow.




* INVESTORS SHOULD CONSULT WITH THEIR TAX ADVISOR TO DETERMINE ANY APPLICABLE STATE TAXES.

GLOSSARY OF TERMS

AVERAGE MATURITY: The weighted average time to maturity of the entire portfolio with the weights equal to the percentage of the portfolio invested in each security (see Maturity).

CREDIT RATING: The rating assigned to a bond or note by independent rating agencies such as Standard & Poor's Corporation and Moody's Investors Service. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

CREDIT RISK: Financial risk that an obligation will not be paid and a loss will result.

LETTER OF CREDIT: Instrument or document issued by a bank guaranteeing the payment of a customer's drafts up to a stated amount and eliminating the seller's risk.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement or expiration with no value or the date a security comes due and fully payable.

VARIABLE RATE DEMAND NOTE: Note representing borrowings that is payable on demand and that bears interest tied to a base money market rate, usually the bank prime rate. The rate on the note is adjusted upward or downward each time the base rate changes.

YIELD: Coupon rate of interest on a bond divided by the purchase price. As a bond's price falls, its yield rises and vice versa.

YIELD CURVE: A graph showing the term structure or level of interest rates ranging from the shortest to the longest maturities. The resulting curve shows if short-term interest rates are higher or lower than long-term rates. Normally, the longer the bond, the higher the yield it offers, resulting in a positive yield curve. An inverted yield curve can occur when there are supply/demand imbalances for various maturities, which results in short-term rates at higher levels than longer-term instruments.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.00% and a municipal is yielding 5.00%, the yield spread is 1.00% or 100 basis points.

FUND FACTS

INVESTMENT OBJECTIVE

J.P. Morgan Institutional Federal Money Market Fund seeks to provide current income, maintain a high level of liquidity, and preserve capital. It is designed for investors who seek to preserve capital and earn current income from a portfolio of direct obligations of the U.S. Treasury and obligations of certain U.S. government agencies.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
1/4/93

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 4/30/98
$643,696,539

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 4/30/98
$995,030,475

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
SHORT-TERM CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
MONTHLY
LONG-TERM CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/11/98

EXPENSE RATIO
The fund's current annualized expense ratio of 0.20% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF APRIL 30, 1998

DAYS TO MATURITY
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

0-30 DAYS 78.8%

31-60 DAYS 6.4%

90+ DAYS 14.8%


AVERAGE 7-DAY CURRENT YIELD
5.33%*

AVERAGE LIFE
48 days


*YIELD REFLECTS THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, THE AVERAGE
7-DAY CURRENT YIELD WOULD HAVE BEEN 5.16%.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. MORGAN GUARANTY TRUST COMPANY OF NEW YORK SERVES AS AN INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. WHILE THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT IT WILL CONTINUE TO DO SO.

The fund invests through a master portfolio (another fund with the same objective).

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN INSTITUTIONAL FEDERAL MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investment in The Federal Money Market Portfolio
  ("Portfolio"), at value                          $644,085,890
Receivable for Expense Reimbursements                    53,586
Prepaid Trustees' Fees                                    3,181
Prepaid Expenses and Other Assets                           310
                                                   ------------
    Total Assets                                    644,142,967
                                                   ------------
LIABILITIES
Dividends Payable to Shareholders                       354,163
Shareholder Servicing Fee Payable                        25,394
Administrative Services Fee Payable                      14,897
Administration Fee Payable                                1,157
Fund Services Fee Payable                                 2,033
Accrued Expenses                                         48,784
                                                   ------------
    Total Liabilities                                   446,428
                                                   ------------
NET ASSETS
Applicable to 643,697,499 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $643,696,539
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                               $1.00
                                                           ----
                                                           ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $643,697,499
Accumulated Net Realized Loss on Investment                (960)
                                                   ------------
    Net Assets                                     $643,696,539
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL FEDERAL MONEY MARKET FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                     $9,408,180
Allocated Portfolio Expenses (Net of
  Reimbursement of $88,525)                                     (338,284)
                                                              ----------
    Net Investment Income Allocated from
      Portfolio                                                9,069,896
FUND EXPENSES
Shareholder Servicing Fee                          $ 84,571
Administrative Services Fee                          49,705
Registration Fees                                    17,290
Transfer Agent Fees                                   8,117
Professional Fees                                     6,568
Fund Services Fee                                     5,569
Administration Fee                                    3,944
Amortization of Organization Expenses                 3,742
Trustees' Fees and Expenses                           2,509
Miscellaneous                                        11,073
                                                   --------
    Total Fund Expenses                             193,088
Less: Reimbursement of Expenses                    (193,088)
                                                   --------
NET FUND EXPENSES                                                     --
                                                              ----------
NET INVESTMENT INCOME                                          9,069,896
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                          751
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $9,070,647
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL FEDERAL MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                    MONTHS ENDED     FOR THE FISCAL
                                                   APRIL 30, 1998      YEAR ENDED
                                                    (UNAUDITED)     OCTOBER 31, 1997
                                                   --------------   ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    9,069,896   $     5,653,015
Net Realized Gain on Investment Allocated from
  Portfolio                                                   751            13,629
                                                   --------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                        9,070,647         5,666,644
                                                   --------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                  (9,069,896)       (5,653,015)
Net Realized Gain                                              --           (74,867)
                                                   --------------   ----------------
    Total Distributions to Shareholders                (9,069,896)       (5,727,882)
                                                   --------------   ----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (AT
  A CONSTANT $1.00 PER SHARE)
Proceeds from Shares of Beneficial Interest Sold    1,474,755,106       345,870,202
Reinvestment of Dividends and Distributions             7,379,534         3,801,546
Cost of Shares of Beneficial Interest Redeemed       (975,744,903)     (321,354,830)
                                                   --------------   ----------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                             506,389,737        28,316,918
                                                   --------------   ----------------
    Total Increase in Net Assets                      506,390,488        28,255,680
NET ASSETS
Beginning of Period                                   137,306,051       109,050,371
                                                   --------------   ----------------
End of Period                                      $  643,696,539   $   137,306,051
                                                   --------------   ----------------
                                                   --------------   ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL FEDERAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                       FOR THE
                                                   SIX MONTHS ENDED     FOR THE FISCAL YEAR ENDED OCTOBER 31,
                                                    APRIL 30, 1998    -----------------------------------------
                                                     (UNAUDITED)        1997       1996       1995       1994
                                                   ----------------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING
  OF PERIOD                                        $          1.00    $   1.00   $   1.00   $   1.00   $   1.00
                                                   ----------------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                       0.0267      0.0521     0.0508     0.0555     0.0354
Net Realized Gain (Loss) on Investment                      0.0000(a)   0.0001     0.0006     0.0003    (0.0000)(a)
                                                   ----------------   --------   --------   --------   --------
Total from Investment Operations                            0.0267      0.0522     0.0514     0.0558     0.0354
                                                   ----------------   --------   --------   --------   --------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                      (0.0267)    (0.0521)   (0.0508)   (0.0555)   (0.0354)
Net Realized Gain                                               --     (0.0007)   (0.0003)        --    (0.0001)
                                                   ----------------   --------   --------   --------   --------
Total Distributions to Shareholders                        (0.0267)    (0.0528)   (0.0511)   (0.0555)   (0.0355)
                                                   ----------------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD                     $          1.00    $   1.00   $   1.00   $   1.00   $   1.00
                                                   ----------------   --------   --------   --------   --------
                                                   ----------------   --------   --------   --------   --------
RATIOS AND SUPPLEMENTAL DATA
Total Return                                                  2.70%(b)     5.41%     5.23%      5.69%      3.61%
Net Assets, End of Period (in thousands)           $       643,697    $137,306   $109,050   $145,108   $ 80,146
Ratios to Average Net Assets
  Expenses                                                    0.20%(c)     0.20%     0.20%      0.20%      0.20%
  Net Investment Income                                       5.36%(c)     5.19%     5.09%      5.56%      3.81%
  Decrease Reflected in
    Expense Ratio due to Expense Reimbursement                0.17%(c)     0.26%     0.26%      0.31%      0.47%

                                                     FOR THE PERIOD
                                                     JANUARY 4, 1993
                                                    (COMMENCEMENT OF
                                                   OPERATIONS) THROUGH
                                                    OCTOBER 31, 1993
                                                   -------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                                        $             1.00
                                                   -------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                          0.0220
Net Realized Gain (Loss) on Investment                         0.0000(a)
                                                   -------------------
Total from Investment Operations                               0.0220
                                                   -------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                         (0.0220)
Net Realized Gain                                                  --
                                                   -------------------
Total Distributions to Shareholders                           (0.0220)
                                                   -------------------
NET ASSET VALUE, END OF PERIOD                     $             1.00
                                                   -------------------
                                                   -------------------
RATIOS AND SUPPLEMENTAL DATA
Total Return                                                     2.23%(b)
Net Assets, End of Period (in thousands)           $           25,477
Ratios to Average Net Assets
  Expenses                                                       0.27%(c)
  Net Investment Income                                          2.81%(c)
  Decrease Reflected in
    Expense Ratio due to Expense Reimbursement                   0.76%(c)

------------------------
(a) Less than $0.0001.

(b) Not Annualized.

(c) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL FEDERAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan Institutional Federal Money Market Fund (the "fund") is a separate series of the J.P. Morgan Institutional Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on January 4, 1993. Prior to January 1, 1998, the trust's and the fund's names were The JPM Institutional Funds and The JPM Institutional Federal Money Market Fund, respectively.

The fund invests all of its investable assets in The Federal Money Market Portfolio (the "portfolio"), a diversified open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (65% at April 30, 1998). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the fund's daily dividends. Substantially all the realized net long-term capital gains, if any, of the fund are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the fund.

   d) The fund incurred organization expenses in the amount of $104,282. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the fund. The fund has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five-year beginning with the commencement of operations of the fund.

   e) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Code, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

   f ) Expenses incurred by the trust with respect to any two or more funds are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the fund. Under a Co-Administration

J.P. MORGAN INSTITUTIONAL FEDERAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------
      Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 1998, the fee for these services amounted to $3,944.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Funds (formerly The JPM Pierpont Funds) invest (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of the their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended April 30, 1998, the fee for these services amounted to $49,705.

      In addition, Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 0.20% of the average daily net assets of the fund through February 28, 1999. For the six months ended April 30, 1998, Morgan has agreed to reimburse the fund $193,088 for expenses under this agreement.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The Agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.05% of the average daily net assets of the fund. For the six months ended April 30, 1998, the fee for these services amounted to $84,571.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $5,569 for the six month ended April 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the master portfolios, and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,200.

The Federal Money Market Portfolio
Semi-annual Report April 30, 1998
(unaudited)
(The following pages should be read in conjunction with J.P. Morgan Institutional Federal Money Market Fund
Semi-annual Financial Statements)

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                  YIELD TO
    AMOUNT                                                                MATURITY          MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                        DATE               RATE             VALUE
--------------    -------------------------------------------------  ------------------   --------------   ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (101.7%)
$      25,000     Federal Farm Credit Bank (due 1/14/99)...........       05/01/98                 5.540%(a) $    24,994,879
       50,000     Federal Farm Credit Bank (due 2/10/99)...........       05/01/98                 5.510(a)      49,982,934
       40,000     Federal Farm Credit Bank.........................  03/02/99-05/03/99       5.375-5.600        39,954,995
       50,010     Federal Farm Credit Bank Discount Note...........  05/28/98-06/05/98       5.380-5.390        49,778,122
      100,000     Federal Home Loan Bank (due 3/10/99).............       05/01/98                 5.270(a)      99,949,749
       50,000     Federal Home Loan Bank (due 2/11/99).............       05/11/98                 5.456(a)      49,973,171
       25,000     Federal Home Loan Bank (due 9/17/98).............       05/17/98                 5.431(a)      24,992,510
       50,000     Federal Home Loan Bank (due 8/18/98).............       05/18/98                 5.436(a)      49,988,951
       84,500     Federal Home Loan Bank...........................  06/09/98-04/27/99       5.415-5.960        84,474,568
       29,910     Federal Home Loan Bank Discount Note.............       05/15/98                 5.400        29,847,189
       50,000     Student Loan Marketing Association (due
                    1/27/99).......................................       05/01/98                 5.290(a)      49,985,454
       39,700     Student Loan Marketing Association...............  09/16/98-02/10/99       5.400-5.854        39,687,756
      193,472     Student Loan Marketing Association Discount
                    Note...........................................       05/01/98                 5.430       193,472,000
      224,900     Tennessee Valley Authority Discount Note.........  05/01/98-06/03/98       5.380-5.440       224,372,390
                                                                                                           ---------------
                  TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (101.7%)................................     1,011,454,668
                  LIABILITIES IN EXCESS OF OTHER ASSETS (-1.7%).........................................       (16,424,193)
                                                                                                           ---------------
                  NET ASSETS (100.0%)...................................................................   $   995,030,475
                                                                                                           ---------------
                                                                                                           ---------------

------------------------------
(a) The date listed under the heading maturity date represents the next interest rate reset date. The actual maturity date is indicated in the security description.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $1,011,454,668
Cash                                                        3,831
Interest Receivable                                     3,726,520
Receivable for Expense Reimbursement                       36,867
Prepaid Trustees' Fees                                      1,841
Prepaid Expenses and Other Assets                             563
                                                   --------------
    Total Assets                                    1,015,224,290
                                                   --------------
LIABILITIES
Payable for Investments Purchased                      19,981,400
Advisory Fee Payable                                      159,892
Administrative Services Fee Payable                        23,843
Administration Fee Payable                                  1,358
Fund Services Fee Payable                                   3,200
Accrued Expenses                                           24,122
                                                   --------------
    Total Liabilities                                  20,193,815
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $  995,030,475
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $18,389,876
EXPENSES
Advisory Fee                                       $658,839
Administrative Services Fee                          97,914
Custodian Fees and Expenses                          35,506
Professional Fees and Expenses                       20,472
Fund Services Fee                                     9,640
Administration Fee                                    4,908
Trustees' Fees and Expenses                           4,107
Amortization of Organization Expenses                   974
Miscellaneous                                         5,006
                                                   --------
    Total Expenses                                  837,366
Less: Reimbursement of Expenses                    (175,288)
                                                   --------
NET EXPENSES                                                      662,078
                                                              -----------
NET INVESTMENT INCOME                                          17,727,798
NET REALIZED GAIN ON INVESTMENTS                                      154
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $17,727,952
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                    MONTHS ENDED     FOR THE FISCAL
                                                   APRIL 30, 1998      YEAR ENDED
                                                    (UNAUDITED)     OCTOBER 31, 1997
                                                   --------------   ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   17,727,798   $     17,100,620
Net Realized Gain on Investments                              154             36,079
                                                   --------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                       17,727,952         17,136,699
                                                   --------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                       2,623,664,030      2,410,983,122
Withdrawals                                        (2,023,345,314)    (2,346,071,346)
                                                   --------------   ----------------
    Net Increase from Investors' Transactions         600,318,716         64,911,776
                                                   --------------   ----------------
    Total Increase in Net Assets                      618,046,668         82,048,475
NET ASSETS
Beginning of Period                                   376,983,807        294,935,332
                                                   --------------   ----------------
End of Period                                      $  995,030,475   $    376,983,807
                                                   --------------   ----------------
                                                   --------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                    FOR THE PERIOD
                                                       FOR THE        FOR THE FISCAL YEAR ENDED     JANUARY 4, 1993
                                                   SIX MONTHS ENDED          OCTOBER 31,           (COMMENCEMENT OF
                                                    APRIL 30, 1998    -------------------------   OPERATIONS) THROUGH
                                                     (UNAUDITED)      1997   1996   1995   1994    OCTOBER 31, 1993
                                                   ----------------   ----   ----   ----   ----   -------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.20%(a) 0.20% 0.20%  0.20%  0.22%                0.26%(a)
  Net Investment Income                                       5.36%(a) 5.18% 5.08%  5.55%  3.65%                2.75%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                     0.05%(a) 0.08% 0.07%  0.06%  0.05%                0.07%(a)

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Federal Money Market Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on November 4, 1992. The portfolio's investment objective is to provide current income, maintain a high level of liquidity and preserve capital. The portfolio commenced operations on January 4, 1993. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rated on the market value of the instruments.

      The portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

   d) The portfolio incurred organization expenses in the amount of $27,491. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the portfolio. The portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

THE FEDERAL MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the Agreement, the portfolio pays Morgan at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the six months ended April 30, 1998, such fees amounted to $658,839.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 1998, the fee for these services amounted to $4,908.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended April 30, 1998, the fee for these services amounted to $97,914.

      In addition, Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 0.20% of the average daily net assets of the portfolio through February 28, 1999. For the six months ended April 30, 1998, Morgan has agreed to reimburse the portfolio $175,288 for expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $9,640 for the six months ended April 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds (formerly, The JPM Pierpont Funds), the J.P. Morgan Institutional Funds (formerly The JPM Institutional Funds), the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,000.

J.P. MORGAN INSTITUTIONAL FUNDS

            PRIME MONEY MARKET FUND

            TREASURY MONEY MARKET FUND

            FEDERAL MONEY MARKET FUND

            TAX EXEMPT MONEY MARKET FUND

            SHORT TERM BOND FUND

            BOND FUND

            INTERNATIONAL BOND FUND

            GLOBAL STRATEGIC INCOME FUND

            TAX EXEMPT BOND FUND

            NEW YORK TOTAL RETURN BOND FUND

            CALIFORNIA BOND FUND: INSTITUTIONAL SHARES

            DIVERSIFIED FUND

            DISCIPLINED EQUITY FUND

            U.S. EQUITY FUND

            U.S. SMALL COMPANY FUND

            TAX AWARE DISCIPLINED EQUITY FUND:

                INSTITUTIONAL SHARES

            INTERNATIONAL EQUITY FUND

            EUROPEAN EQUITY FUND

            JAPAN EQUITY FUND

            INTERNATIONAL OPPORTUNITIES FUND

            EMERGING MARKETS EQUITY FUND

FOR MORE INFORMATION ON THE J.P. MORGAN INSTITUTIONAL FUNDS,
CALL J.P. MORGAN FUNDS SERVICES AT (800)766-7722.

J.P. MORGAN
INSTITUTIONAL
FEDERAL MONEY
MARKET FUND

SEMI-ANNUAL REPORT
APRIL 30, 1998